Equity - Schedule of the Estimated Fair Values of the Warrants Measured (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expected term	5 years 3 months
Expected dividend yield (in Dollars)
Bottom of Range [Member]
Exercise price (in Dollars per share)	$ 12	$ 1.99	$ 6.98
Expected term		5 years	5 years 6 months 18 days
Expected average volatility	106.00%	84.00%	73.00%
Risk-free interest rate	3.80%	3.48%	1.26%
Top of Range [Member]
Exercise price (in Dollars per share)	$ 24.8	$ 7.02	$ 20.87
Expected term		7 years	6 years 9 months
Expected average volatility	113.00%	89.00%	79.00%
Risk-free interest rate	4.22%	4.83%	3.38%